ORGANIZATIONAL AND GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 1 - ORGANIZATIONAL AND GOING CONCERN

New Leap, Inc. (the “Company”) was formed on June 1, 2017 as a Delaware corporation. During 2017 the Company issued 9,000,000 shares of its common stock in consideration for a business plan at $0.001 per share. The Company has yet to start operational or research and development activities. The Company plans to operate in the field of crowdfunding and to run an online platform for investments in private U.S. companies and companies which are publicly traded in the U.S. (both domestic and foreign).

In January and February, 2018 the Company issued a total of 1,204,000 shares of its common stock to various investors at a price of $0.025 per share. The shares were issued pursuant to the Company’s registration statement on Form S-1 which was declared effective by the SEC on October 20, 2017.

The accompanying unaudited financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered cumulative losses and negative cash flows from operations since inception. Until the Company will achieve profitability and revenues, which is uncertain, it intends to finance its operation through the issuance of its shares. These conditions give rise to substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

New Leap, Inc. (the "Company") was formed on June 1, 2017 as a Delaware corporation. During 2017 the Company issued 9,000,000 shares of its common stock in consideration for a business plan at $0.001 per share. The Company has yet to start operational or research and development activities. The Company plans to operate in the field of crowdfunding and to run an online platform for investments in private U.S. companies and companies which are publicly traded in the U.S. (both domestic and foreign).

In January and February, 2018 the Company issued a total of 1,204,000 shares of its common stock to various investors at a price of $0.025 per share. The shares were issued pursuant to the Company’s registration statement on Form S-1 which was declared effective by the SEC on October 20, 2017.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered cumulative losses and negative cash flows from operations since inception. Until the Company will achieve profitability and revenues, which is uncertain, it intends to finance its operation through the issuance of its shares. These conditions give rise to substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.